Deferred income (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Deferred Income [Abstract]
Disclosure of detailed information about current deferred income [text block]
	March 31, 2018	March 31, 2017
Deferred income	1,172,061	1,216,706
	1,172,061	1,216,706